Shareholder Report, Line Graph (Details) 191993_Carillon Chartwell Small Cap Value Fund_Class A_TSR Annual {Class A} - USD ($)			12 Months Ended
	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Accumulated Value	$ 10,684	$ 9,525	$ 10,598
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value	11,619	10,000	$ 13,611
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
Accumulated Value	$ 11,047	$ 10,000	$ 12,439